This is filed pursuant to Rule 497(e).
File Nos. 33-34001 and 811-6068

Alliance
Institutional
Reserves

o New York Tax-Free Portfolio

Prospectus
Class B Shares
May 4, 2001

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

      Alliance Institutional Reserves, Inc. consists of seven distinct portfolios. This prospectus describes the Class B shares of the New York Tax-Free Portfolio. The Portfolio's investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

--------------------------------------------------------------------------------
                              RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

      The following is a summary of certain key information about the Portfolio. You will find additional information about the Portfolio, including a detailed description of the risks of an investment in the Portfolio, after this summary.

      Objectives: The investment objectives of the Portfolio are--in the following order of priority--safety of principal, excellent liquidity and maximum current income (exempt from Federal and New York state personal income taxes to the extent described below) to the extent consistent with the first two objectives.

      Principal Investment Strategy: The Portfolio is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. The Portfolio invests primarily in high-quality municipal securities issued by the State of New York or its political subdivisions. The Portfolio is non-diversified and only offered to residents of New York.

      Principal Risks: The principal risks of investing in the Portfolio are:

      o Interest Rate Risk This is the risk that changes in interest rates will adversely affect the yield or value of the Portfolio's investments in debt securities.

      o Credit Risk This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of the Portfolio's investments will have its credit ratings downgraded.

      o Municipal Market Risk This is the risk that special factors, such as political and legislative changes and local business and economic developments, may adversely affect the yield or value of the Portfolio's investments. Because the Portfolio invests primarily in municipal securities of New York issuers, it is vulnerable to events adversely affecting New York, including economic, political or regulatory occurrences.

      o Diversification Risk The Portfolio is not diversified and can invest more of its assets in a relatively small number of issuers with a greater concentration of risk. Factors affecting these issuers can have a more significant effect on the Portfolio.

      Another important thing for you to note:

      An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PERFORMANCE AND BAR CHART INFORMATION

      There is no performance table or bar chart for the Portfolio because it has not completed a full calendar year of operations.

      You may obtain current seven-day yield information for the Portfolio by calling (800) 824-1916.

--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIO
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

      Management Fees ............................................        .20%
      Distribution (12b-1) Fees ..................................        .10%
      Other Expenses* ............................................        .17%
                                                                         ----
      Total Portfolio Operating Expenses .........................        .47%
      Expense Reimbursement** ....................................       (.17)%
                                                                         ----
      Net Expenses ...............................................        .30%

----------
* "Other Expenses" are based on estimated amounts for the current fiscal year.
** Reflects Alliance's contractual reimbursement of a portion of the Portfolio's operating expenses so that the Portfolio's expense ratio does not exceed .30%. This reimbursement extends through the end of the Portfolio's current fiscal year and may be extended by Alliance for additional one year terms.

EXAMPLES***

The examples are to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, the Portfolio's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                                        Examples
                                                                        ========
      1 Year .........................................                    $ 31
      3 Years ........................................                    $134

----------
*** These examples assume that Alliance's agreement to reimburse a portion of the Portfolio's operating expenses is not extended beyond its initial term.

--------------------------------------------------------------------------------
   OTHER INFORMATION ABOUT THE PORTFOLIO'S OBJECTIVES, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

      This section of the prospectus provides a more complete description of the investment objectives and principal strategies and risks of the Portfolio.

      Please note:

      o Additional descriptions of the Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in the Portfolio's Statement of Additional Information or SAI.

      o There can be no assurance that the Portfolio will achieve its investment objectives.

      o Except as noted, the Portfolio's investment objectives and strategies are not fundamental and thus can be changed without a shareholder vote.

Investment Objectives and Strategies

      As a money market fund, the Portfolio must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of the Portfolio's investments. Under that Rule, the Portfolio's investments must have a remaining maturity of no more than 397 days and the Portfolio must maintain an average weighted maturity that does not exceed 90 days.

      The Portfolio pursues its objectives by investing in high-quality municipal securities and, as a matter of fundamental policy, normally will invest at least 80% of its total assets in these securities. Although the Portfolio may invest up to 20% of its total assets in taxable money market securities, substantially all of the Portfolio's income normally will be tax-exempt. The Portfolio may purchase municipal securities issued by other states if Alliance believes that suitable municipal securities of New York are not available for investment. To the extent of its investments in other states' municipal securities, the portfolio's income will be exempt only from Federal income tax, not state personal income or other state tax.

      As a matter of fundamental policy, the Portfolio normally invests at least 80% of its net assets, at the time of investment, in a portfolio of high-quality municipal securities issued by the State of New York or its political subdivisions, or otherwise exempt from New York state personal income tax. The Portfolio also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions on resale).

      The Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear interest subject to the Federal alternative minimum tax ("AMT").

      Municipal Securities. The Portfolio's investments in municipal securities include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

      The Portfolio may invest in adjustable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. These adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Adjustable rate securities purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks.

      The Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but the Portfolio does not expect its investment in stand-by commitments to comprise a significant portion of its investments. In addition, the Portfolio may purchase when-issued securities.

      Taxable Investments. The Portfolio may invest up to 20% of its total assets in taxable money market securities, which may include obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

      Temporary Defensive Position. For temporary defensive purposes when financial, economic, or market conditions warrant, the Portfolio may invest any amount of its assets in taxable money market securities. When the Portfolio is investing for temporary defensive purposes, it may not achieve its investment objectives.

Risk Considerations

      The Portfolio's principal risks are interest rate risk, credit risk and municipal market risk. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yields as these securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolio invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

      Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolio invests in highly-rated securities to minimize credit risk.

      The quality and liquidity of certain of the Portfolio's investments in municipal securities are supported by credit and liquidity enhancements, such as letters of credit, from third-party financial institutions. The Portfolio continuously monitors the credit quality of third parties; however, changes in the credit quality of these financial institutions could cause the Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

      The Portfolio faces municipal market risk. This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the Portfolio invests primarily in municipal securities issued by New York or its political subdivisions, it is vulnerable to events adversely affecting New York's economy, including economic, political or regulatory occurrences. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

      The Portfolio may invest up to 10% of its net assets in illiquid securities, including illiquid restricted securities. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

      The Portfolio also is subject to management risk because it is an actively managed portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended result.

--------------------------------------------------------------------------------
                          MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

      The Portfolio's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser managing client accounts with assets as of December 31, 2000 totaling more than $454 billion (of which more than $175 billion represented assets of investment companies). As of December 31, 2000, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 43 of the nation's FORTUNE 100 companies), for public employee retirement funds in 41 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 49 registered investment companies, managed by Alliance, comprising 135 separate investment portfolios, currently have more than 6.5 million shareholder accounts.

      Alliance provides investment advisory services and order placement facilities for the Portfolio. For these advisory services, the Portfolio pays Alliance, for each fiscal year, a fee at an annualized rate of .20% as a percentage of the average daily value of its net assets.

      Alliance may make significant payments from its own resources, which may include the management fees paid by the Portfolio, to compensate your broker-dealer, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Class B shares of the Portfolio, including paying for the preparation, printing, and distribution of prospectuses and sales literature or other promotional activities.

--------------------------------------------------------------------------------
                          PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

How The Portfolio Values Its Shares

      The Portfolio's net asset value, or NAV, which is the price at which shares of the Portfolio are sold and redeemed, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 noon, Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed).

      To calculate NAV, the Portfolio's assets are valued and totaled, liabilities subtracted and the balance, called net assets, is divided by the number of shares outstanding. The Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

How To Buy Shares

      o Initial Investment

      You may purchase Class B shares through your financial intermediary by instructing the intermediary to invest in the Portfolio.

      The minimum investment amount is $1,000,000 in the aggregate among all of the Portfolios of Alliance Institutional Reserves, Inc. There is no minimum for subsequent investments. The Portfolio reserves the right to vary the minimum investment amounts.

      o Subsequent Investments

      By Check:

      Mail or deliver your check or negotiable draft payable to your financial intermediary, who will deposit it into the Portfolio. Please indicate your brokerage account number, if applicable, on the check or draft.

      By Sweep:

      Your financial intermediary may offer an automatic "sweep" for the Portfolio in the operation of brokerage cash accounts for its customers. Contact your financial intermediary to determine if a sweep is available and what the sweep requirements are.

      If you invest by a check drawn on a member of the Federal Reserve System, the check will be converted to Federal funds in one business day following receipt and then invested in the Portfolio. If you invest by a check drawn on a bank that is not a member of the Federal Reserve System, the check may take longer to be converted and invested. All payments must be in U.S. dollars.

How To Sell Shares

      You may "redeem" your shares (i.e., sell your shares) on any Portfolio business day by contacting your financial intermediary. If your redemption request is received by Alliance Global Investor Services, Inc. ("AGIS") by 12:00 Noon, Eastern time, your redemption proceeds normally will be wired the same business day. If you recently purchased shares by check, you cannot redeem your investment until the Portfolio is reasonably satisfied the check has cleared (which may take up to 15 days).

      If your financial intermediary offers an automatic sweep arrangement, you also may redeem your shares by sweep. The sweep will automatically transfer from your Portfolio account sufficient amounts to cover security purchases in your brokerage account.

Other

      The Portfolio has one transaction time each Portfolio business day, 12:00 Noon, Eastern time. Investments receive the full dividend for a day if the investor's telephone order is received by AGIS by 12:00 Noon, Eastern time, and Federal funds or bank wire monies are received by State Street Bank before 12:00 Noon on that day.

      Redemption proceeds are normally wired the same business day if a redemption request is received by AGIS prior to 12:00 Noon, Eastern time, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

      A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial representative or other financial intermediary with respect to the purchase, sale or exchange of shares made through these financial intermediaries. These financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Portfolio.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

      The Portfolio's net income is calculated and paid daily as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. The Portfolio expects that its distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. For Federal income tax purposes, the Portfolio's dividend distributions of net income (or short-term capital gains) that are not tax-exempt will be taxable to you as ordinary income.

      Distributions of tax-exempt interest income earned by the Portfolio are not subject to Federal income tax (other than the AMT). Any exempt interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for purposes of the Federal individual and corporate AMT.

      Distributions to residents of New York out of income earned by the Portfolio from New York municipal securities or U.S. Government securities are exempt from New York personal income taxes.

      Each year shortly after December 31, the Portfolio will send you tax information stating the amount and type of all of its distributions for the year. Each investor should consult his or her own tax advisor to determine the tax status, with regard to his or her tax situation, of distributions from the Portfolio.

--------------------------------------------------------------------------------
                           DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

      The Fund has adopted a plan under Securities and Exchange Commission Rule 12b-1 that allows the Portfolio to pay asset-based sales charges or distribution and service fees in connection with the distribution of each Portfolio's Class B shares. The amount of these fees for the Portfolio's Class B shares is .10% as a percentage of aggregate average daily net assets. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Financial intermediaries may receive different compensation for selling the Portfolio's Class B shares and Class and Class C shares, which are not offered in this prospectus.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

      The Portfolio reserves the right to close an account that through redemption is, in the aggregate among all Portfolios of Alliance Institutional Reserves, Inc., less than $500,000. The Portfolio will send shareholders 60 days' written notice to increase the account value before the Portfolio closes the account.

      During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase or sell shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

                     (This page left intentionally blank.)

For more information about the Portfolio, the following document is available upon request:

o Statement of Additional Information (SAI)

The Portfolio has an SAI, which contains more detailed information about the Portfolio, including its operations and investment policies. The Portfolio's SAI is incorporated by reference into (and is legally part of) this prospectus.

You may request a free copy of the SAI, or make inquiries concerning the Portfolio, by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail:    c/o Alliance Global Investor Services, Inc.
            P.O. Box 1520, Secaucus, NJ 07096

By phone:   For Information and Literature:
            (800) 824-1916

Or you may view or obtain these documents from the Securities and Exchange
Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Portfolio are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash. DC 20549-0102

On the Internet: www.sec.gov

You also may find more information about Alliance and the Portfolio on the Internet at: www.Alliancecapital.com.

--------------------------------------------------------------------------------
Table of Contents
=================
RISK/RETURN SUMMARY .......................................................... 2
FEES AND EXPENSES OF THE PORTFOLIO ........................................... 3
OTHER INFORMATION ABOUT THE PORTFOLIO'S
  OBJECTIVES, STRATEGIES, AND RISKS .......................................... 3
  Investment Objectives and Strategies ....................................... 3
  Risk Considerations ........................................................ 4
MANAGEMENT OF THE PORTFOLIO .................................................. 5
PURCHASE AND SALE OF SHARES .................................................. 5
  How The Portfolio Values Its Shares ........................................ 5
  How To Buy Shares .......................................................... 6
  How To Sell Shares ......................................................... 6
Other ........................................................................ 6
DIVIDENDS, DISTRIBUTIONS AND TAXES ........................................... 6
DISTRIBUTION ARRANGEMENTS .................................................... 7
GENERAL INFORMATION .......................................................... 7
--------------------------------------------------------------------------------

                                                                File No.811-6068
                                                                AIRNYPROB501